Fair Value Measurements - Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 9,089	$ 5,239
Changes in fair value	101,413	3,850
Settlement of convertible preferred share	74,724
Reclassification of Series B/C convertible preferred share warrant liability to equity	(35,778)
Ending balance	0	9,089
Tranche Rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,478	1,070
Changes in fair value	21,260	1,959
Settlement of convertible preferred share	(23,738)	(551)
Reclassification of Series B/C convertible preferred share warrant liability to equity	0
Ending balance	$ 0	$ 2,478